Discontinued Operations and Transition Costs - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended	6 Months Ended
	Aug. 31, 2021	Aug. 13, 2021	Jul. 27, 2021	Mar. 06, 2021	Jun. 26, 2021	Jun. 26, 2021	Aug. 03, 2021	Jun. 30, 2021	Mar. 27, 2021	Dec. 26, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divesture of businesses			$ 4,000.0
Gain (Loss) on Disposal of enterprise business Net of Tax			2,000.0
Repayment of existing indebtedness						$ 10.0
Derivative notional amount terminated						150.0
Notional Value					$ 250.0	250.0
Dividend per share								$ 0.115	$ 0.115
Consulting and legal fees					$ 39.0	$ 61.0
Derivative notional expiration date						Jan. 29, 2022
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divesture of businesses				$ 4,000.0
Class A Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividend per share										$ 0.087
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divesture of businesses			4,000.0
Gain (Loss) on Disposal of enterprise business Net of Tax			2,000.0
Subsequent Event [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divesture of businesses			4,000.0
Subsequent Event [Member] | Class A Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividend per share							$ 4.50
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
TRA liability			260.0
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
TRA liability			$ 170.0
Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayment of existing indebtedness	$ 1,000.0					$ 1,000.0
Distribution amount		$ 2,800.0
Forecast [Member] | Mcafee Corp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution amount		1,100.0
Special dividends		$ 0.8
Special dividend declared date		Aug. 27, 2021
Forecast [Member] | Continuing LLC Owners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution amount		$ 1,700.0